Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	44,285,108	44,285,108
Common stock, shares outstanding (in shares)	39,860,563	40,517,676
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Treasury stock, shares (in shares)	4,424,545	3,767,432
Treasury stock, par value (in dollars per share)	$ 0.01	$ 0.01